Employee Benefit Plan, Summary of Accounting Policy (Details) - EBP - USD ($)	12 Months Ended
	Dec. 31, 2025	Apr. 21, 2026
EBP, Accounting Policy [Line Items]
EBP, Qualified Birth or Adoption Distribution	$ 5,000
EBP, Cash received for legal settlement		$ 1,200,000